Shareholder Fees - PIMCO Total Return Fund II	Dec. 01, 2021 USD ($)
Institutional
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):	none
I-2
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):	none
Administrative
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):	none